Fair value of financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Fair value of financial instruments [Line Items]
Total securities and other financial assets		$ 199,804
Derivative financial instruments - assets	$ 68,159	10,805
Total financial assets at fair value	146,531	210,609
Derivative financial instruments - liabilities	33,761	28,455
Total financial liabilities at fair value	33,761	28,455
Debt securities
Disclosure of Fair value of financial instruments [Line Items]
Financial assets at fair value through profit or loss		5,313
Level 1
Disclosure of Fair value of financial instruments [Line Items]
Total securities and other financial assets		0
Derivative financial instruments - assets	0	0
Total financial assets at fair value	0	0
Derivative financial instruments - liabilities	0	0
Total financial liabilities at fair value	0	0
Level 1 | Debt securities
Disclosure of Fair value of financial instruments [Line Items]
Financial assets at fair value through profit or loss		0
Level 2
Disclosure of Fair value of financial instruments [Line Items]
Total securities and other financial assets		194,491
Derivative financial instruments - assets	68,159	10,805
Total financial assets at fair value	146,531	205,296
Derivative financial instruments - liabilities	33,761	28,455
Total financial liabilities at fair value	33,761	28,455
Level 2 | Debt securities
Disclosure of Fair value of financial instruments [Line Items]
Financial assets at fair value through profit or loss		0
Level 3
Disclosure of Fair value of financial instruments [Line Items]
Total securities and other financial assets		5,313
Derivative financial instruments - assets	0	0
Total financial assets at fair value	0	5,313
Derivative financial instruments - liabilities	0	0
Total financial liabilities at fair value	0	0
Level 3 | Debt securities
Disclosure of Fair value of financial instruments [Line Items]
Financial assets at fair value through profit or loss		5,313
Interest rate swaps
Disclosure of Fair value of financial instruments [Line Items]
Derivative financial instruments - assets	483	1,282
Derivative financial instruments - liabilities	544	538
Interest rate swaps | Level 1
Disclosure of Fair value of financial instruments [Line Items]
Derivative financial instruments - assets	0	0
Derivative financial instruments - liabilities	0	0
Interest rate swaps | Level 2
Disclosure of Fair value of financial instruments [Line Items]
Derivative financial instruments - assets	483	1,282
Derivative financial instruments - liabilities	544	538
Interest rate swaps | Level 3
Disclosure of Fair value of financial instruments [Line Items]
Derivative financial instruments - assets	0	0
Derivative financial instruments - liabilities	0	0
Cross-currency swaps
Disclosure of Fair value of financial instruments [Line Items]
Derivative financial instruments - assets	45,806	9,523
Derivative financial instruments - liabilities	33,217	27,917
Cross-currency swaps | Level 1
Disclosure of Fair value of financial instruments [Line Items]
Derivative financial instruments - assets	0	0
Derivative financial instruments - liabilities	0	0
Cross-currency swaps | Level 2
Disclosure of Fair value of financial instruments [Line Items]
Derivative financial instruments - assets	45,806	9,523
Derivative financial instruments - liabilities	33,217	27,917
Cross-currency swaps | Level 3
Disclosure of Fair value of financial instruments [Line Items]
Derivative financial instruments - assets	0	0
Derivative financial instruments - liabilities	0	0
Foreign exchange forwards
Disclosure of Fair value of financial instruments [Line Items]
Derivative financial instruments - assets	21,870
Foreign exchange forwards | Level 1
Disclosure of Fair value of financial instruments [Line Items]
Derivative financial instruments - assets	0
Foreign exchange forwards | Level 2
Disclosure of Fair value of financial instruments [Line Items]
Derivative financial instruments - assets	21,870
Foreign exchange forwards | Level 3
Disclosure of Fair value of financial instruments [Line Items]
Derivative financial instruments - assets	0
Securities at FVOCI - Corporate debt
Disclosure of Fair value of financial instruments [Line Items]
Financial assets at fair value through other comprehensive income	78,372	194,491
Securities at FVOCI - Corporate debt | Level 1
Disclosure of Fair value of financial instruments [Line Items]
Financial assets at fair value through other comprehensive income	0	0
Securities at FVOCI - Corporate debt | Level 2
Disclosure of Fair value of financial instruments [Line Items]
Financial assets at fair value through other comprehensive income	78,372	194,491
Securities at FVOCI - Corporate debt | Level 3
Disclosure of Fair value of financial instruments [Line Items]
Financial assets at fair value through other comprehensive income	$ 0	$ 0